Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Matching Contributions
Company matching contributions are based on the following formula:

	Threshold	Objective	Maximum
Annual Old Republic combined ratio achievement objective for the Plan year	99.0%	92.5%	89.0%
Employer Matching Contribution (on employee deferrals up to 6% of compensation)	50.0%	100.0%	150.0%